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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21689

The Piedmont Investment Trust
(Exact name of registrant as specified in charter)

120 Club Oaks Court, Suite 200 Winston-Salem, North Carolina	27104
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(336) 765-2020

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report

March 31, 2015

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Piedmont Select Equity Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The Piedmont Select Equity Fund Letter to Shareholders	May 13, 2015

The fiscal year ended March 31, 2015 was a poor year on a relative basis for the Piedmont Select Equity Fund (the “Fund”), which returned 4.70% versus the Standard and Poor’s 500 Index (the “S&P 500”) return of 12.73%. For the five years ended March 31, 2015, the Fund achieved an average annual total return of 11.32% versus 14.47% for the S&P 500. On an absolute basis the Fund’s returns are reasonable given the objectives of the Fund to generate equity returns while limiting the amount of risk taken. The 2014 calendar year was a very tough year for returns in anything except the S&P 500. For example, using commonly accepted indexes, commodities were down 33%, international stocks down 3.4%, small cap stocks up only 5.8%, bonds up 6.0% and the S&P 500 up 13.7%. Diversification limited returns rather than providing benefit.

During the fiscal year we had a number of fairly spectacular pluses and minuses. The Fund’s best performing stock was Sigma-Aldrich Corp., up 53.6% as the result of a takeover bid. Actavis plc was up 48.5% and is a longer term holding (purchased Watson Pharmaceuticals, Inc. in 2012 which was purchased by Activis in 2013) and the company continues to do well. Service Now, Inc. was a more recent purchase in 2014 and is up 41.2% as of March 31, 2015.

On the negative side, a common theme is the decline in energy prices. The largest loss was in Core Laboratories N.V. at -46.7%, second was Chicago Bridge & Iron Co. N.V. at -43.0% and third was Bellatrix Exploration Ltd. at -36.5%. Core Laboratories and Chicago Bridge & Iron are longer term holdings that in spite of recent losses are trading above our average cost and the companies continue to do well in spite of declines in revenues and earnings. We believe they will recover with the price in oil and are the type of company we want to hold long term. Bellatrix is a smaller gas production company based in Canada and was purchased as a play on that gas being sold in the world market. That has been delayed, if not extinguished, and the stock has been sold. Other sales of note were DIRECTV for a 13.9% profit as we became concerned about the government regulatory position stiffening as demonstrated by the Comcast-Time Warner merger breakup; and Whole Foods Market, Inc. for a 22.4% loss because of concerns about the rising level of competition.

We suspect that the coming fiscal year will be hard pressed to continue the recent string of positive equity returns but we feel that the portfolio is positioned to protect on the downside while providing positive returns if we are wrong. This is a core principle, as forecasting stock markets is not a means of increasing wealth; owning stocks on the other hand is a demonstrated means of creating wealth.

Sincerely,

David B. Gilbert

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data, current to the most recent month-end, are available by calling 1-888-859-5865.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-888-859-5865 and a copy will be sent to you free of charge or download a copy at www.piedmontselectequityfund.com. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

The Piedmont Select Equity Fund
Performance Information (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
 The Piedmont Select Equity Fund and the Standard & Poor’s 500 Index

	Average Annual Total Returns(a) (for periods ended March 31, 2015)
	1 Year	5 Years	Since Inception(b)
The Piedmont Select Equity Fund	4.70%	11.32%	5.79%
Standard & Poor’s 500 Index	12.73%	14.47%	8.33%

(a)	The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Commencement of operations was April 26, 2005.

The Piedmont Select Equity Fund
Portfolio Holdings
March 31, 2015 (Unaudited)

The Piedmont Select Equity Fund vs. S&P 500 Index
 Sector Exposure

Top 10 Positions

Security Description	% of Net Assets
Papa John's International, Inc.	5.7%
Actavis plc	5.4%
Ecolab, Inc.	5.2%
NIKE, Inc. - Class B	5.2%
Express Scripts Holding Co.	5.1%
Henry Schein, Inc.	4.6%
ServiceNow, Inc.	4.3%
J.M. Smucker Co. (The)	4.2%
Visa, Inc. - Class A	3.9%
Copart, Inc.	3.7%

The Piedmont Select Equity Fund
Schedule of Investments
March 31, 2015

Shares	COMMON STOCKS — 98.8%	Value
	Consumer Discretionary — 16.3%
	Distributors — 2.3%
25,000	LKQ Corp. *	$639,000

	Hotels, Restaurants & Leisure — 5.7%
25,000	Papa John's International, Inc.	1,545,250

	Specialty Retail — 3.1%
10,000	Tractor Supply Co.	850,600

	Textiles, Apparel & Luxury Goods — 5.2%
14,000	NIKE, Inc. - Class B	1,404,620

	Consumer Staples — 4.2%
	Food Products — 4.2%
10,000	J.M. Smucker Co. (The)	1,157,300

	Energy — 9.6%
	Energy Equipment & Services — 5.3%
6,000	Core Laboratories N.V.	626,940
10,000	Schlumberger Ltd.	834,400
		1,461,340
	Oil, Gas & Consumable Fuels — 4.3%
75,000	Bellatrix Exploration Ltd. *	182,250
12,000	Canadian Natural Resources Ltd.	368,520
75,000	Magnum Hunter Resources Corp. *	200,250
7,000	Royal Dutch Shell plc - Class A - ADR	417,550
		1,168,570
	Financials — 6.2%
	Banks — 3.2%
20,000	U.S. Bancorp	873,400

	Real Estate Investment Trusts (REITs) — 3.0%
12,000	W. P. Carey, Inc.	816,000

	Health Care — 20.7%
	Health Care Providers & Services — 9.7%
16,100	Express Scripts Holding Co. *	1,396,997
9,000	Henry Schein, Inc. *	1,256,580
		2,653,577
	Life Sciences Tools & Services — 3.7%
8,000	Waters Corp. *	994,560

The Piedmont Select Equity Fund
Schedule of Investments
March 31, 2015

Shares	COMMON STOCKS — 98.8% (Continued)	Value
	Health Care — 20.7% (Continued)
	Pharmaceuticals — 7.3%
5,000	Actavis plc *	$1,488,100
15,000	Roche Holdings AG - ADR	515,700
		2,003,800
	Industrials — 14.5%
	Commercial Services & Supplies — 7.0%
26,856	Copart, Inc. *	1,008,980
18,194	US Ecology, Inc.	909,154
		1,918,134
	Construction & Engineering — 2.7%
15,000	Chicago Bridge & Iron Co. N.V.	738,900

	Machinery — 2.7%
13,000	Flowserve Corp.	734,370

	Trading Companies & Distributors — 2.1%
8,000	MSC Industrial Direct Co., Inc.	577,600

	Information Technology — 16.6%
	Internet Software & Services — 4.8%
8,000	Facebook, Inc. *	657,720
1,200	Google, Inc. - Class C *	657,600
		1,315,320
	IT Services — 3.9%
16,000	Visa, Inc. - Class A	1,046,560

	Semiconductors & Semiconductor Equipment — 3.6%
20,000	Mircochip Technology, Inc.	978,000

	Software — 4.3%
15,000	ServiceNow, Inc. *	1,181,700

	Materials — 10.7%
	Chemicals — 10.7%
12,443	Ecolab, Inc.	1,423,230
6,000	Monsanto Co.	675,240
6,000	Sigma-Aldrich Corp.	829,500
		2,927,970

	Total Common Stocks (Cost $16,003,991)	$26,986,571

The Piedmont Select Equity Fund
Schedule of Investments
March 31, 2015

Shares	MONEY MARKET FUNDS — 1.1%	Value
299,423	Fidelity Institutional Money Market Portfolio - Class I, 0.10% (a) (Cost $299,423)	$299,423

	Total Investments at Value — 99.9% (Cost $16,303,414)	$27,285,994

	Other Assets in Excess of Liabilities — 0.1%	24,289

	Net Assets — 100.0%	$27,310,283

ADR - American Depositary Receipt

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2015.

See accompanying notes to financial statements.

The Piedmont Select Equity Fund
Statement of Assets and Liabilities
March 31, 2015

ASSETS
Investments in securities:
At cost	$16,303,414
At value (Note 2)	$27,285,994
Cash	893
Dividends receivable	50,829
Other assets	13,638
Total assets	27,351,354

LIABILITIES
Payable to Advisor (Note 5)	15,017
Payable to administrator (Note 5)	7,190
Other accrued expenses	18,864
Total liabilities	41,071

NET ASSETS	$27,310,283

NET ASSETS CONSIST OF:
Paid-in capital	$15,439,963
Accumulated net investment loss	(28,153)
Undistributed net realized gains from security transactions	915,893
Net unrealized appreciation on investments	10,982,580
NET ASSETS	$27,310,283

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,625,336

Net asset value, offering price and redemption price per share (Note 2)	$16.80

See accompanying notes to financial statements.

The Piedmont Select Equity Fund
Statement of Operations
For the Year Ended March 31, 2015

INVESTMENT INCOME
Dividend income (Net of foreign tax of $11,055)	$304,787

EXPENSES
Investment advisory fees (Note 5)	248,877
Administration fees (Note 5)	41,455
Professional fees	36,800
Fund accounting fees (Note 5)	32,762
Registration and filing fees	26,084
Insurance expense	14,565
Transfer agent fees (Note 5)	12,000
Dividend expense on securities sold short (Note 2)	9,200
Custody and bank service fees	8,389
Trustees’ fees (Note 5)	7,300
Distributor services fees (Note 5)	6,000
Printing of shareholder reports	5,961
Postage and supplies	3,743
Brokerage expense on securities sold short (Note 2)	1,331
Other expenses	6,032
Total expenses	460,499
Less fees waived by the Advisor (Note 5)	(76,652)
Net expenses	383,847

NET INVESTMENT LOSS	(79,060)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains from:
Investments	1,059,522
Securities sold short	133,994
Net change in unrealized appreciation (depreciation) on:
Investments	237,219
Securities sold short	(83,917)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND SECURITIES SOLD SHORT	1,346,818

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,267,758

See accompanying notes to financial statements.

The Piedmont Select Equity Fund
Statements of Changes in Net Assets

	Year Ended March 31, 2015	Year Ended March 31, 2014
FROM OPERATIONS
Net investment loss	$(79,060)	$(96,157)
Net realized gains (losses) from:
Investments	1,059,522	1,325,486
Securities sold short	133,994	(69,115)
Net change in unrealized appreciation (depreciation) on:
Investments	237,219	3,660,466
Securities sold short	(83,917)	89,303
Net increase in net assets from operations	1,267,758	4,909,983

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on investments	(672,243)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	40,011	339,500
Reinvestment of distributions to shareholders	139,616	—
Payments for shares redeemed	(1,421,266)	(1,406,523)
Net decrease in net assets from capital share transactions	(1,241,639)	(1,067,023)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(646,124)	3,842,960

NET ASSETS
Beginning of year	27,956,407	24,113,447
End of year	$27,310,283	$27,956,407

ACCUMULATED NET INVESTMENT LOSS	$(28,153)	$(26,946)

CAPITAL SHARE ACTIVITY
Shares sold	2,414	21,428
Shares issued in reinvestment of distributions to shareholders	8,613	—
Shares redeemed	(85,888)	(91,294)
Net decrease in shares outstanding	(74,861)	(69,866)
Shares outstanding, beginning of year	1,700,197	1,770,063
Shares outstanding, end of year	1,625,336	1,700,197

See accompanying notes to financial statements.

The Piedmont Select Equity Fund
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended March 31, 2015		Year Ended March 31, 2014		Year Ended March 31, 2013		Year Ended March 31, 2012	Year Ended March 31, 2011
Net asset value at beginning of year	$16.44		$13.62		$12.52		$11.07	$10.07

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.06)		(0.03)		(0.02)	(0.02)
Net realized and unrealized gains on investments	0.81		2.88		1.13		1.47	1.02
Total from investment operations	0.76		2.82		1.10		1.45	1.00

Less distributions:
From net realized gains on investments	(0.40)		—		—		—	—

Net asset value at end of year	$16.80		$16.44		$13.62		$12.52	$11.07

Total return (a)	4.70%		20.70%		8.79%		13.10%	9.93%

Net assets at end of year (000’s)	$27,310		$27,956		$24,113		$23,269	$20,504

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.67%		1.72%		1.82%		1.79%	1.95%

Ratio of net expenses to average net assets (b)	1.39	%(c)	1.38	%(c)	1.38	%(c)	1.35%	1.39	%(c)

Ratio of net investment loss to average net assets (b)	(0.29%)		(0.37%)		(0.25%)		(0.21%)	(0.19%)

Portfolio turnover rate	13%		24%		43%		28%	51%

(a)	Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions, if any, are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Ratio was determined after advisory fee waivers (Note 5).
(c)	The ratio of net expenses to average net assets is greater than the expense limit of 1.35% due to dividend and brokerage expense on securities sold short and interest expense, if any (Note 5).

See accompanying notes to financial statements.

The Piedmont Select Equity Fund
Notes to Financial Statements
March 31, 2015

1. Organization

The Piedmont Select Equity Fund (the “Fund”) is a non-diversified series of The Piedmont Investment Trust (the “Trust”), which is organized as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 as an open-end management investment company.

The investment objective of the Fund is to provide long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities Valuation — The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Board of Trustees (the “Trustees”). In determining the value of the Fund’s total assets, portfolio securities are generally calculated at market value using quotations from the primary market in which they are traded. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. Pursuant to policies adopted by the Trustees, the investment advisor is responsible for notifying the Trustees (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. The Fund may be unable to receive the portfolio security’s fair value if the Fund should sell the security. The Trustees monitor and evaluate the Fund’s use of fair value pricing and periodically review the results of any fair valuation under the Fund’s policies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Piedmont Select Equity Fund
Notes to Financial Statements (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$26,986,571	$—	$—	$26,986,571
Money Market Funds	299,423	—	—	299,423
Total	$27,285,994	$—	$—	$27,285,994

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of March 31, 2015, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share Valuation — The net asset value of the Fund’s shares is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Investment Transactions — Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method.

The Piedmont Select Equity Fund
Notes to Financial Statements (Continued)

Securities Sold Short — The Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included on the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The broker may charge interest if a specified portion of the collateral is not held in cash. As of March 31, 2015, the Fund had no outstanding securities sold short.

Dividends and Distributions — Distributions to shareholders arising from net investment income and from net realized capital gains (if any) are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date. The tax character of the Fund’s distributions paid during the year ended March 31, 2015 was long-term capital gains.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Federal Income Tax

The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of their net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Piedmont Select Equity Fund
Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of March 31, 2015:

Cost of portfolio investments	$16,303,414
Gross unrealized appreciation	$11,442,143
Gross unrealized depreciation	(459,563)
Net unrealized appreciation	10,982,580
Undistributed long-term gains	915,893
Qualified late year ordinary losses	(28,153)
Accumulated earnings	$11,870,320

Net qualified late year ordinary losses incurred after December 31, 2014 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended March 31, 2015, the Fund intends to defer $28,153 of qualified late year ordinary losses to April 1, 2015 for federal income tax purposes.

During the year ended March 31, 2015, the Fund reclassified $77,853 of net investment loss against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or net asset value per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2012 through March 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

4. Investment Transactions

During the year ended March 31, 2015, cost of purchases and sales of investment securities, other than short-term investments and U.S. government securities, were $3,543,773 and $4,502,479, respectively.

5. Transactions with Related Parties

A Trustee and certain officers of the Trust are also officers of Sheets Smith Wealth Management, Inc. (the “Advisor”) or of Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

INVESTMENT ADVISORY AGREEMENT
Under the terms of an Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.90% of the Fund’s average daily net assets.

The Piedmont Select Equity Fund
Notes to Financial Statements (Continued)

The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive its investment advisory fees and to assume other expenses of the Fund, if necessary, in order to limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, brokerage costs and transaction-related expenses, acquired fund fees and expenses, dividend expense on securities sold short and payments, if any, under a Rule 12b-1 Plan) to not more than 1.35% of the Fund’s average daily net assets. This Expense Limitation Agreement is currently in effect until August 1, 2016 and may continue from year-to-year thereafter, provided such continuation is approved by the Trustees. Accordingly, during the year ended March 31, 2015, the Advisor waived investment advisory fees of $76,652.

COMPENSATION OF TRUSTEES
Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus (an “Independent Trustee”) receives from the Trust an annual retainer of $3,000, paid quarterly, a fee of $250 for attendance at each in-person meeting of the Trustees and a fee of $150 for attendance at each telephonic meeting of the Trustees. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

OTHER SERVICE PROVIDERS
Ultimus provides fund administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with such agreements for its services. Certain officers of the Trust are also officers of Ultimus.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Fund’s principal underwriter. The Distributor receives fees for such services. The Distributor is an affiliate of Ultimus.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Piedmont Select Equity Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Piedmont Investment Trust
 and the Shareholders of Piedmont Select Equity Fund

We have audited the accompanying statement of assets and liabilities of the Piedmont Select Equity Fund, a series of shares of the Piedmont Investment Trust, including the schedule of investments, as of March 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2015 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Piedmont Select Equity Fund as of March 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
 May 22, 2015

The Piedmont Select Equity Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2014 through March 31, 2015).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads or redemption fees. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Piedmont Select Equity Fund
About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,052.80	$6.91
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.20	$6.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5865, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5865, or on the SEC’s website at http://www.sec.gov.

The Fund files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5865. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Federal Tax Information (Unaudited)

In accordance with federal tax requirements, the following provides shareholders with information concerning certain distributions from net realized gains made by the Fund during the year ended March 31, 2015. On December 31, 2014, the Fund declared and paid a long-term capital gain distribution of $0.3985 per share. 100% of the long-term capital gain distribution may be subject to a maximum tax rate of 23.8%. As required by federal regulations, complete information was computed and reported in conjunction with your 2014 Form 1099-DIV.

The Piedmont Select Equity Fund
Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term.

The following table provides information regarding each Trustee and executive officer of the Trust including their principal occupations during the past five years and public directorships held by the Trustees:

Name, Address and Year of Birth	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships of Public Companies Held by Trustee
INDEPENDENT TRUSTEES
J. Walter McDowell 120 Club Oaks Court Suite 200 Winston-Salem, NC 27104 Year of birth: 1950	Trustee	Since February 2013	Retired Chief Executive Officer of Wachovia Bank – Carolinas/Virginia Banking Division from 2003-2007.	1	None
H. Vernon Winters 120 Club Oaks Court Suite 200 Winston-Salem, NC 27104 Year of birth: 1940	Chairman and Trustee	Since February 2013	Retired Chief Investment Officer of Mellon Financial Corp./Mellon Private Wealth Management from 1994 to 2002.	1	None
INTERESTED TRUSTEE*
David B. Gilbert 120 Club Oaks Court Suite 200 Winston-Salem, NC 27104 Year of birth: 1942	Trustee and President/ Treasurer (Principal Executive Officer and Principal Financial Officer)	Since April 2009	Executive Vice President, Sheets Smith Wealth Management, Inc. since February, 1994.	1	None

*	Mr. Gilbert is an Interested Trustee because he is Executive Vice President of Sheets Smith Wealth Management, Inc., the investment advisor of the Fund.

The Piedmont Select Equity Fund
Board of Trustees and Executive Officers (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
OTHER OFFICERS
Robert G. Dorsey 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 Year of birth: 1957	Vice President	Since June 2007	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
Frank L. Newbauer 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 Year of birth: 1954	Secretary	Since May 2011	Assistant Vice President of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC since 2010; Assistant Vice President of JPMorgan Chase Bank from 1999 to 2010.
Paul T. Anthony 120 Club Oaks Court Suite 200 Winston-Salem, NC 27104 Year of birth: 1965	Chief Compliance Officer	Since May 2006	Investment Advisor since 1999 and Chief Compliance Officer since 2005 of Sheets Smith Wealth Management, Inc.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (“SAI”). To obtain a copy of the SAI, please call 1-888-859-5865.

The Piedmont Select Equity Fund
is a series of
The Piedmont Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Piedmont Select Equity Fund	Sheets Smith Wealth Management, Inc.
c/o Ultimus Fund Solutions, LLC	120 Club Oaks Court, Suite 200
225 Pictoria Drive, Suite 450	Winston Salem, North Carolina 27104
Cincinnati, OH 45246

Toll-Free Telephone:	World Wide Web @:
1-888-859-5865	piedmontselectfund.com

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, nondiversified fund risk, issuer risk, mid-cap risk, interest rate risk and credit risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.piedmontselectfund.com or by calling Shareholder Services at 1-888-859-5865. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about May 30, 2015.

For More Information on Your Piedmont Select Equity Mutual Fund:

See Our Web site @ www.piedmontselectfund.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5865

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was the view of the committee that, if novel issues ever arise, it will hire an expert to assist it as needed.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,500 and $13,500 with respect to the registrant’s fiscal years ended March 31, 2015 and 2014, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,000 and $2,000 with respect to the registrant’s fiscal years ended March 31, 2015 and 2014, respectively. The services comprising these fees are the preparation of the registrant’s federal and state income and federal excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	Aggregate non-audit fees of $2,000 and $2,000 were billed by the registrant’s accountant for services rendered to the registrant with respect to the fiscal years ended March 31, 2015 and 2014, respectively. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Piedmont Investment Trust

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, Trustee, President, Treasurer,
Principal Executive Officer & Principal Financial Officer

Date	June 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, Trustee, President, Treasurer,
Principal Executive Officer & Principal Financial Officer

Date	June 4, 2015

*	Print the name and title of each signing officer under his or her signature.